Offerings	Feb. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2031
Proposed Maximum Offering Price per Unit	99.821
Maximum Aggregate Offering Price	$ 648,836,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,604.32
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form F-3 (File No. 333-278067), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.000% Notes due 2031
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2033
Proposed Maximum Offering Price per Unit	99.803
Maximum Aggregate Offering Price	$ 598,818,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,696.77
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.300% Notes due 2033
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2036
Proposed Maximum Offering Price per Unit	99.604
Maximum Aggregate Offering Price	$ 747,030,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,164.84
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.600% Notes due 2036
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.